Preferred Stock and Stockholders' Equity (Deficit) - Summary of Authorized, Issued and Outstanding Shares of Preferred Stock by Series (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Shares Authorized		147,964,577
Shares Outstanding		139,278,610
Liquidation Preference		$ 119,622
Redemption Amount		$ 57,086
Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	10,000,000
Series A-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	0	135,826,497
Shares Outstanding	0	127,140,530	116,424,125
Liquidation Preference	$ 0	$ 114,172
Redemption Amount		$ 57,086
Junior Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		12,138,080
Shares Outstanding		12,138,080
Liquidation Preference		$ 5,450